19. Taxes and contributions payable and taxes payable in installments (Tables)	12 Months Ended
Dec. 31, 2017
Taxes And Contributions Payable And Taxes Payable In Installments Tables
Taxes and contributions payable and taxes payable
	2017	2016

PIS and COFINS	52	49
Provision for income tax and social contribution	38	10
ICMS	65	75
Withholding Income Tax	13	22
Taxes payable in installments – PERT (i)	176	-
INSS	4	9
Taxes payable in installments - Law 11,941/09 (ii)	511	624
Other	8	5
	867	794

Current	301	254
Noncurrent	566	540

Maturity schedule of taxes payable

From 1 to 2 years	105
From 2 to 3 years	99
From 3 to 4 years	99
From 4 to 5 years	82
After 5 years	181
566